ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES
 ACQUISITION OF BUSINESSES

a)	Acquisition of Evoque Data Center Solutions
On December 31, 2018, Brookfield Infrastructure, alongside institutional partners (the “Evoque consortium”), acquired an effective 29% interest in AT&T’s large-scale data center business for total consideration of $315 million (Evoque consortium total of $1,103 million). Under Brookfield’s ownership, the business was renamed Evoque Data Center Solutions (“Evoque”). The acquisition was funded through equity of $164 million (Evoque consortium total of $577 million of which $413 million was provided by non-controlling interests subsequent to year-end), and $151 million (Evoque consortium total of $526 million) of asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective December 31, 2018. Acquisition costs of $10 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$315
Total Consideration	$315

Fair value of assets and liabilities acquired as of December 31, 2018 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$3
Property, plant and equipment	440
Intangible assets	221
Goodwill	463
Accounts payable and other liabilities	(24)
Net assets acquired before non-controlling interest	1,103
Non-controlling interest(2)	(788)
Net assets acquired	$315

(1)
The fair values of all acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the fair value of property, plant and equipment, intangible assets, goodwill and provisions as at the date of acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of potential customer growth, arising from the business’ position as one of the largest colocation providers in the United States and the increasing rate of worldwide data consumption. All of the goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2018, Evoque contributed revenues of $nil and net income of $nil.

b)	Acquisition of Rayalseema Expressway Private Limited (“REPL”)
On November 5, 2018, Brookfield Infrastructure, alongside institutional partners (the “REPL consortium”), acquired an effective 26% interest in an Indian toll road business, REPL, for total consideration of $5 million (REPL consortium total of $16 million). The consideration consists of $3 million in cash (REPL consortium total of $10 million) and contingent consideration of $2 million (REPL consortium total of $6 million), measured at fair value based on a probability-weighted average. Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective November 5, 2018. Acquisition costs of less than $1 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$3
Contingent consideration	2
Total Consideration	$5

Fair value of assets and liabilities acquired as of November 5, 2018 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$3
Intangible assets	226
Accounts payable and other liabilities	(60)
Non-recourse borrowings	(151)
Net assets acquired before non-controlling interest	18
Non-controlling interest(2)	(13)
Net assets acquired	$5

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the fair value of intangible assets and provisions as at the date of acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
For the year ended December 31, 2018, REPL contributed revenues of $2 million and net income of $nil.

c)	Acquisition of Enercare Inc.
On October 16, 2018, Brookfield Infrastructure, alongside institutional partners (the “Enercare consortium”), acquired an effective 30% interest in Enercare Inc. (“Enercare”), a North American residential energy infrastructure business, for total consideration of $723 million (Enercare consortium total of $2.4 billion). As part of the transaction, certain Enercare shareholders were given the right to elect to receive, in lieu of cash consideration, 0.5509 exchangeable units (“Exchange LP Units”) to be issued by a subsidiary of our partnership (“Exchange LP”) for each share of Enercare Inc. The Exchange LP Units provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for units of our partnership. The acquisition was funded through equity of $427 million (Enercare consortium total of $2.0 billion), $232 million of Exchange LP Units (5.7 million units issued by Exchange LP), and $64 million (Enercare consortium total of $216 million) of asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective October 16, 2018. Acquisition costs of $4 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$491
Exchange LP Units	232
Total Consideration	$723
Fair value of assets and liabilities acquired as of October 16, 2018 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$24
Accounts receivable and other	187
Property, plant and equipment	669
Intangible assets(2)	1,863
Inventory	23
Goodwill	1,260
Accounts payable and other liabilities	(235)
Deferred income tax liabilities	(472)
Non-recourse borrowings	(877)
Net assets acquired before non-controlling interest	2,442
Non-controlling interest(3)	(1,719)
Net assets acquired	$723

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the measurement of provisions, the deferred income tax liabilities and resulting impact to goodwill as at the date of acquisition.

(2)	Refer to Note 14, Intangible Assets for details.

(3)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition reflects potential growth prospects and a strong market position as a key provider of residential energy infrastructure in North America. None of the goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2018, Enercare contributed revenues of $192 million and net income of $5 million.

d)	Acquisition of Western Canadian natural gas midstream business
On October 1, 2018, Brookfield Infrastructure, alongside institutional partners (the “NorthRiver consortium”), acquired an effective 29% interest in the provincially regulated portion of Enbridge Inc.’s Canadian natural gas midstream business for total consideration of $559 million (NorthRiver consortium total of $2.0 billion). Under Brookfield’s ownership, the business was renamed NorthRiver Midstream Inc. (“NorthRiver”). The acquisition was funded through equity of $281 million (NorthRiver consortium total of $982 million) and $278 million (NorthRiver consortium total of $974 million) of asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective October 1, 2018. Acquisition costs of $3 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$559
Total Consideration	$559

Fair value of assets and liabilities acquired as of October 1, 2018 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$10
Accounts receivable and other	55
Property, plant and equipment	1,442
Intangible assets	157
Goodwill	524
Accounts payable and other liabilities	(46)
Deferred income tax liabilities	(186)
Net assets acquired before non-controlling interest	1,956
Non-controlling interest(2)	(1,397)
Net assets acquired	$559

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the acquired tax pools and balances. This information will be used to finalize the measurement of the deferred income tax liabilities and other liabilities acquired, and related impacts on the consideration paid and resulting goodwill as at the date of acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of the potential to obtain long-term contracts for the business’ unutilized capacity and production growth in certain locations. None of the goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2018, NorthRiver contributed revenues of $61 million and net income of $4 million.

e)	Acquisition of Simhapuri Expressway Limited (“SEL”)
On September 7, 2018, Brookfield Infrastructure, along with institutional partners (the “SEL consortium”), expanded its toll road operations through the acquisition of an effective 29% interest in an Indian toll road business, SEL, for total consideration by Brookfield Infrastructure of $53 million (SEL consortium total of $182 million). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective September 7, 2018. Acquisition costs of $1 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$53
Total Consideration	$53

Fair value of assets and liabilities acquired as of September 7, 2018 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$1
Accounts receivable and other	33
Intangible assets	488
Goodwill	37
Accounts payable and other liabilities	(61)
Deferred income tax liabilities	(37)
Non-recourse borrowings	(279)
Net assets acquired before non-controlling interest	182
Non-controlling interest(2)	(129)
Net assets acquired	$53

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the fair value of intangible assets, goodwill and provisions as at the date of acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Upon consolidation of SEL, a deferred tax liability of $37 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $37 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2018, SEL contributed revenues of $15 million and a net loss of $8 million.

f)	Acquisition of Colombian natural gas distribution business
On June 1, 2018, Brookfield Infrastructure, alongside institutional partners (the “GN consortium”), acquired an effective 16% interest in Gas Natural, S.A. ESP (“GN”), a Colombian natural gas distribution business, for total consideration of $150 million (GN consortium total of $522 million). The acquisition was funded through equity of $88 million (GN consortium total of $309 million) and $62 million (GN consortium total of $213 million) with asset level debt raised concurrently on closing. On acquisition, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective June 1, 2018. Acquisition costs of $2 million were recorded as Other (expenses) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$118
Pre-existing interest of GN(1)	32
Total Consideration	$150

(1)
Brookfield Infrastructure acquired a 3% interest in GN in December 2017, which had a fair market value of $32 million as at the date of acquisition. No gain or loss resulted from the deemed disposition of this interest upon acquisition of control.

Fair value of assets and liabilities acquired as of June 1, 2018 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$36
Accounts receivable and other	245
Property, plant and equipment	394
Intangible assets	253
Goodwill	621
Accounts payable and other liabilities	(165)
Deferred income tax liabilities	(143)
Non-recourse borrowings	(177)
Net assets acquired before non-controlling interest	1,064
Non-controlling interest(2)	(914)
Net assets acquired	$150

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the fair value of property, plant and equipment, intangible assets, goodwill and provisions as at the date of acquisition.

(2)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of potential customer growth and growth under existing contracts arising from the business’ position as a key distributor of natural gas in various markets of Colombia. None of the goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2018, GN contributed revenues of $516 million and net income of $41 million.

g)	Acquisition of Brazilian regulated gas transmission business
On April 4, 2017, Brookfield Infrastructure, alongside institutional partners (the “consortium”), acquired an effective 28% interest in Nova Transportadora do Sudeste S.A. (“NTS”), a Brazilian regulated gas transmission business, for total consideration by Brookfield Infrastructure of approximately $1.6 billion (consortium total of $5.1 billion). Brookfield Infrastructure’s consideration consists of $1.3 billion in cash (consortium total of $4.2 billion) and deferred consideration of $0.3 billion (consortium total of $0.9 billion) payable five years from the close of the transaction. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective April 4, 2017. Acquisition costs of $8 million were recorded as Other expenses within the Consolidated Statements of Operating Results in 2017.
Consideration transferred

US$ MILLIONS
Cash	$1,306
Consideration payable(1)	262
Total Consideration	$1,568

(1)
The deferred consideration is payable on the fifth anniversary of the date of acquisition and has therefore been initially recorded at fair value within non-current financial liabilities on the consolidated statements of financial position. The deferred consideration is denominated in U.S. dollars and accrues interest at 3.35% compounded annually. The financial liability is subsequently measured at amortized cost.

Fair value of assets and liabilities acquired as of April 4, 2017:

US$ MILLIONS
Cash and cash equivalents	$89
Accounts receivable and other	317
Intangible assets(1)	5,515
Goodwill	804
Accounts payable and other liabilities	(202)
Deferred income tax liabilities	(946)
Net assets acquired before non-controlling interest	5,577
Non-controlling interest(2)	(4,009)
Net assets acquired	$1,568

(1)	Represents authorizations that expire between 2039 and 2041.

(2)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Upon consolidation of NTS, an additional deferred tax liability of $893 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $804 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes.

h)	Individually insignificant business combinations
The following table summarizes the purchase price allocation of individually insignificant business combinations that have been completed during the year ended December 31, 2017.

US$ MILLIONS
Cash	$9
Consideration payable	21
Total consideration	$30

Fair value of assets and liabilities acquired:

US$ MILLIONS
Accounts receivable and other	$28
Goodwill	14
Property, plant and equipment	104
Deferred income tax and other liabilities	(30)
Non-recourse borrowings	(30)
Net assets acquired before non-controlling interest	86
Non-controlling interest(1)	(56)
Net assets acquired	$30

(1)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

j)	Supplemental information
Had the acquisitions of Evoque, REPL, Enercare, NorthRiver, SEL and GN been effective January 1, 2018, the revenue and net income of Brookfield Infrastructure would have been $6,328 million (unaudited) and $819 million (unaudited), respectively, for the year ended December 31, 2018.
In determining the pro-forma revenue and net income attributable to our partnership, management has:

•
Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;

•	Based borrowing costs on the funding levels, credit ratings and debt and equity position of Brookfield Infrastructure after the business combination.